EQUITY - Schedule of Shares Authorized and Issued (Details) - Ordinary Shares - shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	22,500	22,500
Number of shares issued and fully paid (in shares)	14,773	14,767	12,286	12,210